Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 19,503	£ 24,251	£ 8,443	£ 6,749